Provisions (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Onerous contract provision	€ 3,200	€ 5,200
Total provision booked	€ 3,200
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Equipment and components terms	2 years
Degradation over time and specified energy yields for period	2 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Equipment and components terms	20 years
Degradation over time and specified energy yields for period	25 years